Condensed Financial Information of the Parent Company (Details) - Parent Company Statements of Operations And Comprehensive Income (Parentheticals) - Parent Company [Member] - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements, Captions [Line Items]
Earnings per ordinary share diluted	$ 0.05	$ 0.06
Weighted average number of ordinary shares outstanding diluted	12,122,574	10,987,679